Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 5,146,734	$ 7,294,055	$ 7,658,588
Operating (loss) income	(663,071)	832,391	871,813
Income (loss) before equity in earnings of non-consolidated companies and income tax	(728,066)	851,674	909,113
Equity in earnings of non-consolidated companies	108,799	82,036	193,994
(Loss) income before income tax	(619,267)	933,710	1,103,107
Capital expenditures	193,322	350,174	349,473
Depreciation and amortization	678,806	539,521	664,357
Tubes [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	4,844,000	6,870,000	7,233,000
Management view - operating income (loss)	(277,000)	857,000	702,000
Difference in cost of sales	(138,000)	(105,000)	112,000
Differences in depreciation and amortization	1,000	(1,000)	(34,000)
Differences in selling, general and administrative expenses	(2,000)	(1,000)	(2,000)
Differences in other operating income (expenses), net	(200,000)	6,000
Operating (loss) income	(616,000)	756,000	778,000
Capital expenditures	189,000	338,000	346,000
Depreciation and amortization	661,000	523,000	645,000
All other segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	303,000	424,000	426,000
Management view - operating income (loss)	(50,000)	73,000	81,000
Difference in cost of sales	4,000	3,000	7,000
Differences in depreciation and amortization	(1,000)
Differences in selling, general and administrative expenses		1,000	6,000
Differences in other operating income (expenses), net
Operating (loss) income	(47,000)	77,000	94,000
Capital expenditures	4,000	12,000	3,000
Depreciation and amortization	18,000	17,000	19,000
Reportable segments [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	5,147,000	7,294,000	7,659,000
Management view - operating income (loss)	(327,000)	930,000	783,000
Difference in cost of sales	(134,000)	(102,000)	119,000
Differences in depreciation and amortization		(1,000)	(34,000)
Differences in selling, general and administrative expenses	(2,000)		4,000
Differences in other operating income (expenses), net	(200,000)	6,000
Operating (loss) income	(663,000)	833,000	872,000
Financial income (expense), net	(65,000)	19,000	37,000
Income (loss) before equity in earnings of non-consolidated companies and income tax	(728,000)	852,000	909,000
Equity in earnings of non-consolidated companies	109,000	82,000	194,000
(Loss) income before income tax	(619,000)	934,000	1,103,000
Capital expenditures	193,000	350,000	349,000
Depreciation and amortization	$ 679,000	$ 540,000	$ 664,000